Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and dividend income:
Loans, including fees	$ 33,481	$ 33,635	$ 33,592
Securities:
Taxable	1,849	1,717	1,339
Tax exempt	526	555	570
Dividends	293	312	322
Other interest	185	136	135
	36,334	36,355	35,958
Interest expense:
Deposits	2,191	2,236	2,917
Other borrowed funds	478	474	391
Subordinated debentures	170	165	265
	2,839	2,875	3,573
Net interest income	33,495	33,480	32,385
Provision for loan losses	1,090	2,787	477
Net interest income after provision for loan losses …………………………………	32,405	30,693	31,908
Noninterest income:
Service charges on deposit accounts	1,573	1,627	1,802
Trust fees	221	223	210
Income from bank owned life insurance and annuity assets	681	672	1,176
Mortgage banking income	242	228	506
Electronic refund check / deposit fees	2,371	3,133	2,556
Debit / credit card interchange income	2,399	2,174	1,963
Gain (loss) on other real estate owned	99	113	(692)
Gain on sale of securities	163
Gain on sale of ProAlliance Corporation		810
Other	848	813	997
	8,597	9,793	8,518
Noninterest expense:
Salaries and employee benefits	17,498	17,878	17,570
Occupancy	1,599	1,585	1,573
Furniture and equipment	801	757	902
Professional fees	1,375	1,151	1,031
Marketing expense	860	1,004	791
FDIC insurance	583	483	490
Data processing	1,259	1,127	1,052
Software	1,123	1,014	900
Foreclosed assets	347	185	482
Other	4,174	4,109	4,584
	29,619	29,293	29,375
Income before income taxes	11,383	11,193	11,051
Provision for income taxes	2,809	3,120	2,939
NET INCOME	$ 8,574	$ 8,073	$ 8,112
Earnings per share (in Dollars per share)	$ 2.08	$ 1.97	$ 2.00